Organization and Reorganization - Additional Information (Detail) (USD $)	0 Months Ended	6 Months Ended	1 Months Ended	0 Months Ended		0 Months Ended				0 Months Ended
	Apr. 04, 2014	Jun. 30, 2014	Jun. 30, 2011 Seamless North America, LLC	Apr. 04, 2014 IPO Common Class A	Apr. 04, 2014 IPO Common Class A	Apr. 04, 2014 IPO Underwriting discounts and commissions	Apr. 04, 2014 IPO Other Offering Costs	Apr. 04, 2014 Common stock Selling stockholders	Apr. 04, 2014 Common stock Selling stockholders	Apr. 04, 2014 Common stock IPO
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Issuance of common stock related to IPO				4,000,000				3,405,614
Issuance of common stock price per share related to IPO					$ 26.00
Net proceeds from IPO	$ 94,927,000	$ 94,927,000 [1]
Offering expenses						$ 6,500,000	$ 2,600,000
Number of options to purchase shares of common stock offered to underwriters									1,110,842
Number of Series A preferred stock shares converted into common stock										19,284,113
Ownership interest, sold			26.00%
Ownership interest, after transaction			74.00%

[1]	Unaudited